Stock Option Plans (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2007	Feb. 12, 2020	Jan. 01, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of stock options								10 years
Options available for grant (in shares)								1,550,628	1,648,038	1,589,381
Common stock reserved for issuance (in shares)	5,057,986	5,057,986				5,057,986		27,985,690
Options outstanding under The 2020 Plan (in shares)	2,327,423	2,327,423	2,453,812	2,454,687	2,342,440	2,327,423	2,453,812	2,473,130	2,377,180	2,435,837			2,461,923
Estimated weighted average amortization period (in years)						2 years 5 months 4 days	1 year 4 months 2 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 4.68	$ 4.68	$ 4.69	$ 4.74	$ 4.84	$ 4.68	$ 4.69	$ 4.67	$ 4.79	$ 4.80				$ 4.83
Options outstanding, weighted average remaining contractual term (in years)		6 years 1 month 28 days	7 years 21 days	6 years 3 months 29 days	7 years 1 month 28 days	6 years 1 month 28 days	7 years 21 days	6 years 10 months 2 days	7 years 5 months 15 days	8 years 4 months 17 days
Options outstanding, aggregate intrinsic value	$ 167	$ 167	$ 0	$ 0	$ 0	$ 167	$ 0	$ 0	$ 0	$ 0
Share-based Compensation Arrangement By Share-based Payment Award, Annual Shares Authorized, Percent Of Outstanding Shares	5.00%	5.00%				5.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period						4 years
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance (in shares)	5,042,525	5,042,525				5,042,525		4,023,826
Unrecognized stock-based compensation	$ 113	$ 113	$ 573			$ 113	$ 573	$ 464
Estimated weighted average amortization period (in years)						10 months 13 days	1 year 4 months 2 days
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted	123,501	123,501				123,501
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		86,450				86,450
Restricted Stock [Member] | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting in 1st 12 months						70.00%
Restricted Stock [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period						120 days
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated weighted average amortization period (in years)						2 years 7 months 20 days
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted		816,180				816,180
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		4,000				4,000
The 2020 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance (in shares)	1,902,922	1,902,922				1,902,922
Equity Awards outstanding under The 2020 Plan (in shares)	816,180	816,180				816,180
Number of shares authorized by 2020 plan (in shares)	5,050,000	5,050,000				5,050,000
The 2020 Equity Incentive Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options authorized (in shares)						2,461,923
Share-based Compensation Arrangement by Share-based Payment Award, Annual Number of Additional Shares Authorized						5,000,000
Transphorm Technology 2007 Stock Plan and 2015 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding under The 2020 Plan (in shares)													29,703,285
Number of shares authorized by 2020 plan (in shares)	2,588,077	2,588,077				2,588,077
Transphorm Technology 2007 Stock Plan and 2015 Equity Incentive Plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated weighted average amortization period (in years)								1 year 2 months 12 days
The 2007 Plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of stock options											10 years
The 2007 Plan | Stock options | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting in 1st 12 months												25.00%
Options available for grant (in shares)											0
Award vesting period												12 months
The 2015 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Minimum percentage of fair market value of common stock								100.00%